Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (11,054,230)	$ (3,771,379)	$ (1,653,038)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation	22,814	17,087	18,495
Stock based compensation	75,357	14,815	52,286
Interest expenses with respect to funding from related party		112,373	12,509
Change in fair value of convertible loan		504,976
Changes in fair value of derivative liabilities	5,688,891	277,600
Issuance expenses attributable to derivative warrant liabilities		247,129
Inventory write-down	114,617	33,360	12,387
Foreign currency exchange differences with respect to amount due to a Former Parent Company			(243,948)
Finance expenses	689	583	4,021
Loss from exchange differences on cash and equivalents	31,579
Changes in operating assets and liabilities:
Trade receivables, net	(92,188)	161,689	(176,863)
Other current assets	229,641	(472,020)	(96,782)
Prepaid expenses, net of current portion	(33,333)
Deferred initial public offering cost			(252,041)
Inventories	(244,343)	6,995	34,205
Operating lease right-of-use asset	135,266	48,766	(48,633)
Trade payables	127,565	9,422	10,145
Operating lease liabilities	(134,681)	(45,911)	(48,975)
Other current liabilities	243,134	(83,785)	404,597
Net cash used in operating activities	(4,889,222)	(2,938,300)	(1,971,635)
CASH FLOWS FROM INVESTING ACTIVITIES:
Change in restricted deposit	(68,001)
Purchase of property and equipment	(80,738)	(25,757)	(9,725)
Net cash used in investing activities	(148,739)	(25,757)	(9,725)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cost associated with the conversion of the Former Parent Company’s debt			(84,780)
Proceeds from issuance of convertible notes			1,514,928
Proceeds from exercise of warrants	1,820,001
Issuance of ordinary shares in initial public offering, net of issuance costs (Note 10c)		6,695,957
Issuance of ordinary shares, pre-funded warrants and warrants in private placement, net of issuance costs (Note 10b)		4,106,699
Receipt of loan from related party		245,000	500,000
Repayment of loan from related party		(745,000)
Receipt of loans from the Former Parent Company			107,994
Net cash provided by financing activities	1,820,001	10,302,656	2,038,142
Effect of exchange rate changes on cash, cash equivalents	(31,579)
Net (decrease) increase in cash and cash equivalents	(3,249,539)	7,338,599	56,782
Cash and cash equivalents at beginning of the year	7,428,405	89,806	33,024
Cash and cash equivalents at the end of the year	4,178,866	7,428,405	89,806
Supplementary disclosure on cash flows:
Cash paid for interest		40,000	4,876
Cash received from interest	243,618	53,804
Supplemental disclosure of non-cash investment and financing activities:
Right-of-use assets obtained in exchange for operating lease liabilities	545,929		97,532
Conversion of the Former Parent Company’s debt into ordinary shares			6,508,089
Benefit to the Company by an equity holder with respect to funding transactions		12,167	112,715
Conversion of convertible notes into ordinary shares		2,019,904
Stock based compensation included as issuance costs		475,201	39,091
Derivative warrants liabilities converted into ordinary shares	$ 2,742,173